Income Taxes - Schedule of Net Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Income Taxes - Schedule Of Net Deferred Tax Assets Details
Net operating loss carry-forward	$ 1,212,842	$ 502,178
Basis differences on marketable securities		45,448
Total, deferred noncurrent tax asset	1,212,842	547,626
Value of warrants recorded as loan discount		110,274
Other, net
Total deferred noncurrent tax liabilities		110,274
Total, deferred noncurrent tax asset, net	1,212,842	437,352
Valuation allowance	(1,212,842)	(437,352)
Total